Premises, Equipment and Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Premises, Equipment And Other Assets [Abstract]
Premises and Equipment
Table 9.1: Premises and Equipment

(in millions)	Dec 31, 2019	Dec 31, 2018
Land	$1,857	1,757
Buildings	9,499	8,974
Furniture and equipment	7,189	6,896
Leasehold improvements	2,597	2,387
Finance lease ROU assets	33	75
Total premises and equipment	21,175	20,089
Less: Accumulated depreciation and amortization	11,866	11,169
Net book value, premises and equipment	$9,309	8,920

Other Assets
Table 9.2 presents the components of other assets.
Table 9.2: Other Assets

(in millions)	Dec 31, 2019	Dec 31, 2018
Corporate/bank-owned life insurance	$20,070	19,751
Accounts receivable (1)	29,137	34,281
Interest receivable	5,586	6,084
Customer relationship and other amortized intangibles	423	545
Foreclosed assets:
Residential real estate:
Government insured/guaranteed (1)	50	88
Non-government insured/guaranteed	172	229
Other	81	134
Operating lease assets (lessor)	8,221	9,036
Operating lease ROU assets (lessee) (2)	4,724	—
Due from customers on acceptances	253	258
Other	10,200	9,444
Total other assets	$78,917	79,850

(1)
Certain government-guaranteed residential real estate mortgage loans upon foreclosure are included in Accounts receivable. For more information, see Note 1 (Summary of Significant Accounting Policies).

(2)
We recognized operating lease right of use (ROU) assets effective January 1, 2019, in connection with the adoption of ASU 2016-02 – Leases. For more information, see Note 1 (Summary of Significant Accounting Policies).